                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        St. Denis J. Villere & Co., LLC
            ------------------------------------------
Address:     210 Baronne Street, Suite 808
            ------------------------------------------
             New Orleans, LA 70112
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28- 774
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George V. Young
          --------------------------------------------
Title:     LLC Member
          --------------------------------------------
Phone:     (504) 525-0808
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ GEORGE V. YOUNG             New Orleans, LA                     5/5/04
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                              -----------------------

Form 13F Information Table Entry Total:                 116
                                              -----------------------

Form 13F Information Table Value Total:      $      631,295
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

                                                  St. Denis J. Villere Company, LLC
                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2         COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                        VALUE     SHRS OR  SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS             CUSIP       [x$1000]   PRN AMT  PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
SCP POOL CORP      COM             784028 10 2    56,905    1,527,233 Sh               OTHER                       1,527,233
GARMIN LTD         ORD             G37260 10 9    30,187      706,800 Sh               OTHER                         706,800
COOPER COS INC     COM NEW         216648 40 2    28,740      532,227 Sh               OTHER                         532,227
LABONE INC NEW     COM             50540L 10 5    28,011      918,100 Sh               OTHER                         918,100
STONE ENERGY
 CORP              COM             861642 10 6    25,259      510,690 Sh               OTHER                         510,690
LUMINEX CORP DEL   COM             55027E 10 2    24,676    2,726,648 Sh               OTHER                       2,726,648
HENRY JACK &
 ASSOC INC         COM             426281 10 1    22,378    1,169,760 Sh               OTHER                       1,169,760
KANSAS CITY
 SOUTHERN          COM NEW         485170 30 2    22,278    1,602,720 Sh               OTHER                       1,602,720
EPIQ SYS INC       COM             26882D 10 9    20,721    1,271,200 Sh               OTHER                       1,271,200
3-D SYS CORP
 DEL               COM NEW         88554D 20 5    19,581    1,560,228 Sh               OTHER                       1,560,228
NOBLE INTL LTD     COM             655053 10 6    18,320      702,705 Sh               OTHER                         702,705
STEWART
 ENTERPRISES INC   CL A            860370 10 5    17,801    2,448,594 Sh               OTHER                       2,448,594
O CHARLEYS INC     COM             670823 10 3    16,037      878,735 Sh               OTHER                         878,735
CAREMARK RX INC    COM             141705 10 3    14,974      450,337 Sh               OTHER                         450,337
WELLS FARGO &
 CO NEW            COM             949746 10 1    14,906      263,030 Sh               OTHER                         263,030
GULF ISLAND
 FABRICATION INC   COM             402307 10 2    14,747      725,037 Sh               OTHER                         725,037
IRWIN FINL CORP    COM             464119 10 6    14,213      526,800 Sh               OTHER                         526,800
FIRST ST
 BANCORPORATION    COM             336453 10 5    14,125      459,054 Sh               OTHER                         459,054
MARCUS CORP        COM             566330 10 6    14,026      808,400 Sh               OTHER                         808,400
PFIZER INC         COM             717081 10 3    13,546      376,472 Sh               OTHER                         376,472
AMERICAN VANGUARD
 CORP              COM             030371 10 8    12,833      273,050 Sh               OTHER                         273,050
YELLOW ROADWAY
 CORP              COM             985577 10 5    12,560      372,700 Sh               OTHER                         372,700
PETROLEUM
 HELICOPTERS INC   COM NON VTG     716604 20 2    12,030      483,123 Sh               OTHER                         483,123
CERNER CORP        COM             156782 10 4    11,284      250,200 Sh               OTHER                         250,200
DST SYS INC DEL    COM             233326 10 7     9,961      219,650 Sh               OTHER                         219,650
SOUTHWEST BANCORP
 INC OKLA          COM             844767 10 3     8,930      515,599 Sh               OTHER                         515,599
NOVA CHEMICALS
 CORP              COM             66977W 10 9     8,681      346,000 Sh               OTHER                         346,000
DELTA PETE CORP    COM NEW         247907 20 7     6,313      587,214 Sh               OTHER                         587,214
O REILLY
 AUTOMOTIVE INC    COM             686091 10 9     6,008      150,050 Sh               OTHER                         150,050
WHITNEY HLDG CORP  COM             966612 10 3     5,733      137,344 Sh               OTHER                         137,344
BANK OF AMERICA
 CORPORATION       COM             060505 10 4     5,660       69,890 Sh               OTHER                          69,890
LEGGETT & PLATT
 INC               COM             524660 10 7     5,497      231,856 Sh               OTHER                         231,856
BLOCK H & R INC    COM             093671 10 5     5,432      106,450 Sh               OTHER                         106,450
RIVIANA FOODS INC  COM             769536 10 3     5,389      192,481 Sh               OTHER                         192,481
PETROLEUM
 HELICOPTERS INC   COM VTG         716604 10 3     4,817      195,019 Sh               OTHER                         195,019
EXXON MOBIL CORP   COM             30231G 10 2     4,265      102,550 Sh               OTHER                         102,550
US BANCORP DEL     COM NEW         902973 30 4     4,077      147,456 Sh               OTHER                         147,456
TIDEWATER INC      COM             886423 10 2     3,963      140,894 Sh               OTHER                         140,894
BANK ONE CORP      COM             06423A 10 3     2,961       54,308 Sh               OTHER                          54,308
COAST FINL HLDGS
 INC               COM             190354 10 0     2,668      178,700 Sh               OTHER                         178,700
ST PAUL COS INC    COM             792860 10 8     2,358       58,945 Sh               OTHER                          58,945
AMERICAN INTL
 GROUP INC         COM             026874 10 7     2,255       31,607 Sh               OTHER                          31,607

                        St. Denis J. Villere Company, LLC
                                    FORM 13F
                                 March 31, 2004

HANCOCK HLDG CO    COM             410120 10 9     2,231       72,046 Sh               OTHER                          72,046
CABOT CORP         COM             127055 10 1     2,093       63,800 Sh               OTHER                          63,800
AMSOUTH
 BANCORPORATION    COM             032165 10 2     2,006       85,307 Sh               OTHER                          85,307
GENERAL ELEC CO    COM             369604 10 3     2,005       65,707 Sh               OTHER                          65,707
SCHLUMBERGER LTD   COM             806857 10 8     1,913       29,954 Sh               OTHER                          29,954
AMERICAN ITALIAN
 PASTA CO          CL A            027070 10 1     1,803       45,150 Sh               OTHER                          45,150
MERCK & CO INC     COM             589331 10 7     1,727       39,080 Sh               OTHER                          39,080
CITIGROUP INC      COM             172967 10 1     1,719       33,256 Sh               OTHER                          33,256
QUICKSILVER
 RESOURCES INC     COM             74837R 10 4     1,659       42,800 Sh               OTHER                          42,800
KEYCORP NEW        COM             493267 10 8     1,639       54,100 Sh               OTHER                          54,100
SCOTTS CO          CL A            810186 10 6     1,623       25,300 Sh               OTHER                          25,300
CISCO SYS INC      COM             17275R 10 2     1,483       62,911 Sh               OTHER                          62,911
FEDERAL NATL
 MTG ASSN          COM             313586 10 9     1,454       19,550 Sh               OTHER                          19,550
BIO RAD LABS INC   CL A            090572 20 7     1,421       25,200 Sh               OTHER                          25,200
VITRAN INC         COM             92850E 10 7     1,244       85,800 Sh               OTHER                          85,800
HOME DEPOT INC     COM             437076 10 2     1,203       32,200 Sh               OTHER                          32,200
INSITUFORM
 TECHNOLOGIES INC  CL A            457667 10 3     1,172       75,000 Sh               OTHER                          75,000
DISNEY WALT CO     COM DISNEY      254687 10 6     1,161       46,450 Sh               OTHER                          46,450
BELLSOUTH CORP     COM             079860 10 2     1,127       40,717 Sh               OTHER                          40,717
COLGATE PALMOLIVE
 CO                COM             194162 10 3     1,112       20,185 Sh               OTHER                          20,185
VIACOM INC         CL B            925524 30 8     1,074       27,383 Sh               OTHER                          27,383
BRISTOL MYERS
 SQUIBB CO         COM             110122 10 8     1,065       43,936 Sh               OTHER                          43,936
AFLAC INC          COM             001055 10 2     1,022       25,450 Sh               OTHER                          25,450
OFFSHORE LOGISTICS
 INC               COM             676255 10 2     1,005       43,600 Sh               OTHER                          43,600
UNION PLANTERS
 CORP              COM             908068 10 9       950       31,833 Sh               OTHER                          31,833
BP PLC             SPONSORED ADR   055622 10 4       922       18,014 Sh               OTHER                          18,014
JOHNSON & JOHNSON  COM             478160 10 4       914       18,016 Sh               OTHER                          18,016
MCDONALDS CORP     COM             580135 10 1       794       27,800 Sh               OTHER                          27,800
CHEVRONTEXACO
 CORP              COM             166764 10 0       688        7,841 Sh               OTHER                           7,841
WAL MART STORES
 INC               COM             931142 10 3       677       11,340 Sh               OTHER                          11,340
PEOPLES FINL
 CORP MISS         COM             71103B 10 2       665       35,200 Sh               OTHER                          35,200
MORGAN STANLEY     COM NEW         617446 44 8       613       10,704 Sh               OTHER                          10,704
KIMBERLY CLARK
 CORP              COM             494368 10 3       600        9,516 Sh               OTHER                           9,516
ANHEUSER BUSCH
 COS INC           COM             035229 10 3       599       11,736 Sh               OTHER                          11,736
ALLSTATE CORP      COM             020002 10 1       597       13,132 Sh               OTHER                          13,132
JANUS CAP GROUP
 INC               COM             47102X 10 5       566       34,550 Sh               OTHER                          34,550
SONIC INNOVATIONS
 INC               COM             83545M 10 9       562       46,225 Sh               OTHER                          46,225
WACHOVIA CORP
 2ND NEW           COM             929903 10 2       543       11,558 Sh               OTHER                          11,558
PEPSICO INC        COM             713448 10 8       491        9,120 Sh               OTHER                           9,120
GRAINGER W W INC   COM             384802 10 4       480       10,000 Sh               OTHER                          10,000
PROCTER & GAMBLE
 CO                COM             742718 10 9       461        4,400 Sh               OTHER                           4,400
HIBERNIA CORP      CL A            428656 10 2       453       19,303 Sh               OTHER                          19,303
COCA COLA CO       COM             191216 10 0       449        8,924 Sh               OTHER                           8,924
SECURITY BANK
 CORP              COM             814047 10 6       420       14,000 Sh               OTHER                          14,000
FIRST DATA CORP    COM             319963 10 4       399        9,464 Sh               OTHER                           9,464
TENET HEALTHCARE
 CORP              COM             88033G 10 0       394       35,300 Sh               OTHER                          35,300

                        St. Denis J. Villere Company, LLC
                                    FORM 13F
                                 March 31, 2004

VERIZON
 COMMUNICATIONS    COM             92343V 10 4       389       10,647 Sh               OTHER                          10,647
DEVELOPERS
 DIVERSIFIED RLTY  COM             251591 10 3       372        9,200 Sh               OTHER                           9,200
NEWELL RUBBERMAID
 INC               COM             651229 10 6       362       15,600 Sh               OTHER                          15,600
PNC FINL SVCS
 GROUP INC         COM             693475 10 5       360        6,500 Sh               OTHER                           6,500
SEARS ROEBUCK & CO COM             812387 10 8       344        8,000 Sh               OTHER                           8,000
SCHERING PLOUGH
 CORP              COM             806605 10 1       324       20,000 Sh               OTHER                          20,000
REMINGTON OIL &
 GAS CORP          COM             759594 30 2       324       16,400 Sh               OTHER                          16,400
MICROSOFT CORP     COM             594918 10 4       285       11,442 Sh               OTHER                          11,442
WYETH              COM             983024 10 0       285        7,582 Sh               OTHER                           7,582
LINCARE HLDGS INC  COM             532791 10 0       281        8,948 Sh               OTHER                           8,948
KINDER MORGAN
 ENERGY PARTNER    UT LTD PARTNER  494550 10 6       273        6,050 Sh               OTHER                           6,050
ROYAL DUTCH PETE
 CO                NY REG EUR.56   780257 80 4       256        5,376 Sh               OTHER                           5,376
EMERSON ELEC CO    COM             291011 10 4       252        4,200 Sh               OTHER                           4,200
WAYPOINT FINL
 CORP              COM             946756 10 3       248        9,245 Sh               OTHER                           9,245
PPG INDS INC       COM             693506 10 7       246        4,216 Sh               OTHER                           4,216
INTERNATIONAL
 BUSINESS MACHS    COM             459200 10 1       244        2,651 Sh               OTHER                           2,651
ENERGY PARTNERS
 LTD               COM             29270U 10 5       240       18,000 Sh               OTHER                          18,000
SHORE BANCSHARES
 INC               COM             825107 10 5       232        7,125 Sh               OTHER                           7,125
FEDERAL REALTY
 INVT TR           SH BEN INT NEW  313747 20 6       231        5,000 Sh               OTHER                           5,000
DILLARDS INC       CL A            254067 10 1       231       12,049 Sh               OTHER                          12,049
DELL INC           COM             24702R 10 1       217        6,450 Sh               OTHER                           6,450
AMEDISYS INC       COM             023436 10 8       211        8,601 Sh               OTHER                           8,601
MELLON FINL CORP   COM             58551A 10 8       208        6,636 Sh               OTHER                           6,636
ALIGN TECHNOLOGY
 INC               COM             016255 10 1       190       10,000 Sh               OTHER                          10,000
NEWPARK RES INC    COM PAR $.01NEW 651718 50 4       170       32,700 Sh               OTHER                          32,700
ORACLE CORP        COM             68389X 10 5       128       10,678 Sh               OTHER                          10,678
EASYLINK SVCS
 CORP              CL A NEW        27784T 20 0        74       46,090 Sh               OTHER                          46,090
RENTECH INC        COM             760112 10 2        14       15,000 Sh               OTHER                          15,000

                                                 631,295